Investments In and Advances To Affiliates (Tables)	12 Months Ended
Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Equity Ownership Interest And Carrying Values Of Investments Accounted For Under The Equity Method
The following table summarizes the relevant effective equity ownership interest and carrying values for the Company's investments accounted for under the equity method as of the periods indicated:

December 31,		2022	2021	2022	2021
Affiliate	Country	Carrying Value (in millions)		Ownership Interest %
sPower (1)	United States	$432	$492	50%	50%
Fluence	United States	205	304	34%	34%
Grupo Energía Gas Panamá	Panama	82	41	49%	49%
Uplight	United States	81	103	29%	29%
Energía Natural Dominicana Enadom (2)	Dominican Republic	64	53	43%	43%
Mesa La Paz	Mexico	32	48	50%	50%
Barry (3)	United Kingdom	—	—	100%	100%
Other affiliates (4)	Various	56	39
Total		$952	$1,080
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(1)In February 2021, the sPower and AES Renewable Holdings development platforms were merged to form AES Clean Energy Development. See Note 25—Acquisitions for further information.
(2)The Company's ownership in Energía Natural Dominicana Enadom is held through Andres, an 85%-owned consolidated subsidiary. Andres owns 50% of Energía Natural Dominicana Enadom, resulting in an AES effective ownership of 43%.
(3)Represents a VIE in which the Company holds a variable interest, but is not the primary beneficiary.
(4)Includes Bosforo, Tucano and various other equity method investments.

Investments In and Advances to Affiliates Financial Information	The following tables summarize financial information of the Company's 50%-or-less-owned affiliates and majority-owned unconsolidated subsidiaries that are accounted for using the equity method (in millions):

	50%-or-less Owned Affiliates			Majority-Owned Unconsolidated Subsidiaries
Years ended December 31,	2022	2021	2020	2022	2021	2020
Revenue	$1,780	$1,316	$1,880	$1	$1	$1
Operating margin (loss)	(361)	(53)	213	(1)	(1)	(3)
Net income (loss)	(527)	(242)	(538)	—	(3)	(4)
Net income (loss) attributable to affiliates	(405)	(40)	(411)	—	(3)	(4)

December 31,	2022	2021		2022	2021
Current assets	$2,223	$1,180		$125	$122
Noncurrent assets	7,522	6,497		643	771
Current liabilities	1,931	1,414		118	126
Noncurrent liabilities	4,040	3,602		677	793
Stockholders' equity	2,978	1,792		(26)	(26)
Noncontrolling interests	796	869		(1)	—